Assets Held For Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Disclosure of long lived assets held-for-sale

The following table summarizes the Company’s Assets held for sale by asset class as of March 31, 2022 and December 31, 2021 (dollars in thousands):

	March 31,	December 31,
	2022	2021
Equipment not in use	$9,913	$11,163
Mine equipment	125	125
Materials and supplies	270	270
Total	$10,308	$11,558

The following table summarizes the Company’s Assets held for sale by asset class as of December 31, 2021 and 2020 (dollars in thousands):

	December 31, 2021	December 31, 2020
Equipment not in use	$11,163	$—
Mine equipment	125	—
Materials and supplies	270	—
Total	$11,558	$—